UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2012

Date of reporting period:	5/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL FINANCIAL SERVICES FUND

SEMIANNUAL REPORT • MAY 31, 2012

Fund Type

Sector Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 16, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Financial Services Fund informative and useful. The report covers performance for the six-month period that ended on May 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Financial Services Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Financial Services Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.43%; Class B, 2.13%; Class C, 2.13%; Class R, 1.82%; Class Z, 1.13%. Net operating expenses: Class A, 1.43%; Class B, 2.13%; Class C, 2.13%; Class R, 1.57%; Class Z, 1.13%, after contractual reduction. The contractual reduction is through 3/31/2013 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.66%	–18.64%	6.24%	80.47%	—
Class B	4.28	–19.23	2.54	67.81	—
Class C	4.28	–19.23	2.54	67.81	—
Class R	N/A	N/A	N/A	N/A	–8.82% (2/3/12)
Class Z	4.75	–18.47	7.76	85.39	—
MSCI World Financials ex-Real Estate Index	0.88	–22.49	–57.73	–20.39	—
S&P Composite 1500 Index	6.13	–1.05	–3.21	55.16	—
Lipper Global Financial Services Funds Avg.	0.69	–21.26	–22.49	38.25	—

Average Annual Total Returns (With Sales Charges) as of 6/30/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–16.27%	1.70%	6.59%	—
Class B		–16.40	1.96	6.41	—
Class C		–12.92	2.12	6.41	—
Class R		N/A	N/A	N/A	N/A (2/3/12)
Class Z		–11.17	3.15	7.49	—
MSCI World Financials ex-Real Estate Index		–14.39	–14.03	–0.95	—
S&P Composite 1500 Index		4.63	0.46	5.67	—
Lipper Global Financial Services Funds Avg.		–14.73	–4.41	3.97	—

Source: Prudential Investments LLC, MSCI, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

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Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC for Class A shares is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for Class C shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index

MSCI World Financials ex-Real Estate Index (also referred to as MSCI Finance ex-Real Estate Index) is an unmanaged, market capitalization-weighted index that monitors the performance of financial stocks from around the world. This index excludes real estate. MSCI World Financials ex-Real Estate Index Closest Month-End to Inception cumulative total return as of 5/31/12 is –7.41% for Class R. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index, which gives a broad look at how U.S. stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total return as of 5/31/12 is 0.41% for Class R. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. Lipper Global Financial Services Funds Average Closest Month-End to Inception cumulative total return as of 5/31/12 is –6.58% for Class R. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Prudential Financial Services Fund	3

Your Fund’s Performance (continued)

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/12
Standard Chartered PLC (United Kingdom), Commercial Banks	4.6%
National Bank of Canada (Canada), Commercial Banks	4.6
BB&T Corp., Commercial Banks	4.0
UBS AG (Switzerland), Capital Markets	4.0
DNB ASA (Norway), Commercial Banks	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/12
Commercial Banks	47.7%
Capital Markets	20.3
Insurance	18.6
Diversified Financial Services	7.3
Thrifts & Mortgage Finance	2.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2011, at the beginning of the period, and held through the six-month period ended May 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Financial Services Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,046.60	1.43%	$7.32
	Hypothetical	$1,000.00	$1,017.85	1.43%	$7.21

Class B	Actual	$1,000.00	$1,042.80	2.13%	$10.88
	Hypothetical	$1,000.00	$1,014.35	2.13%	$10.73

Class C	Actual	$1,000.00	$1,042.80	2.13%	$10.88
	Hypothetical	$1,000.00	$1,014.35	2.13%	$10.73

Class R	Actual**	$1,000.00	$911.80	1.57%	$4.88
	Hypothetical	$1,000.00	$1,017.15	1.57%	$7.92

Class Z	Actual	$1,000.00	$1,047.50	1.13%	$5.78
	Hypothetical	$1,000.00	$1,019.35	1.13%	$5.70

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 119 day period ended May 31, 2012 due to the Class’s inception date of February 3, 2012.

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Portfolio of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS

Capital Markets 20.3%
467,066	Aberdeen Asset Management PLC (United Kingdom)	$1,754,854
380,657	EFG International AG (Switzerland)	2,696,509
432,174	GAM Holding AG (Switzerland)	4,561,740
689,287	Investec PLC (United Kingdom)	3,555,420
186,455	Julius Baer Group Ltd. (Switzerland)	5,889,950
215,207	Macquarie Group Ltd. (Australia)	5,653,798
301,600	Matsui Securities Co. Ltd. (Japan)	1,516,468
198,800	SEI Investments Co.	3,560,508
623,325	UBS AG (Switzerland)	7,077,724

		36,266,971

Commercial Banks 47.7%
805,300	Banco Santander Brasil SA (Brazil), ADR(a)	6,402,135
222,100	BancorpSouth, Inc.(a)	2,996,129
686,700	Bangkok Bank PCL (Thailand)	4,047,030
59,735	BankNordik P/F (Faroe Islands)*	690,825
9,868	Banque Cantonale Vaudoise (Switzerland)	5,048,627
1,252,417	Barclays PLC (United Kingdom)	3,436,126
237,200	BB&T Corp.	7,168,184
979	BNP Paribas SA (France)	31,369
35,468	Citizens & Northern Corp.	618,917
86,520	Citizens Republic Bancorp, Inc.*	1,406,815
773,878	DNB ASA (Norway)	7,009,096
16,651	Gronlandsbanken (Denmark)	1,138,789
887,778	Karnataka Bank Ltd. (India)	1,154,036
1,509,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	6,547,473
114,400	National Bank of Canada (Canada)	8,158,691
1,074,700	Regions Financial Corp.	6,759,863
405,239	Standard Chartered PLC (United Kingdom)	8,205,249
84,900	Toronto-Dominion Bank (The) (Canada)	6,499,533
1,830,598	Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	2,151,821
178,000	Wells Fargo & Co.	5,704,900

		85,175,608

Diversified Financial Services 7.3%
260,700	Citigroup, Inc.	6,911,157
76,200	IBJ Leasing Co. Ltd. (Japan)	1,821,370
131,960	JPMorgan Chase & Co.	4,374,474

		13,107,001

See Notes to Financial Statements.

Prudential Financial Services Fund	7

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 18.6%
867,675	Ageas (Belgium)	$1,377,882
263,892	AXA SA (France)	2,976,808
69,700	Berkshire Hathaway, Inc. (Class B Stock)*	5,531,392
597,874	Discovery Holdings Ltd. (South Africa)	3,506,595
275,032	FBD Holdings PLC (Ireland)	2,751,212
257,100	Hartford Financial Services Group, Inc. (The)	4,324,422
141,865	National Financial Partners Corp.*(a)	1,886,804
870,041	Storebrand ASA (Norway)*	2,608,704
124,500	Unum Group	2,483,775
282,400	XL Group PLC	5,766,608

		33,214,202

Thrifts & Mortgage Finance 2.9%
121,200	Home Capital Group, Inc. (Canada)	5,104,517

	Total long-term investments (cost $171,652,003)	172,868,299

SHORT-TERM INVESTMENT 7.7%

Affiliated Money Market Mutual Fund
13,773,545	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,773,545; includes $4,876,878 of cash collateral received for securities on loan) (Note 3)(b)(c)	13,773,545

	Total Investments 104.5% (cost $185,425,548; Note 5)	186,641,844
	Liabilities in excess of other assets (4.5%)	(7,994,244)

	Net Assets 100.0%	$178,647,600

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,760,252; cash collateral of $4,876,878 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$5,653,798	$—	$—
Belgium	—	1,377,882	—
Brazil	6,402,135	—	—
Canada	19,762,741	—	—
Denmark	—	1,138,789	—
Faroe Islands	690,825	—	—
France	—	3,008,177	—
India	1,154,036	—	—
Ireland	—	2,751,212	—
Japan	9,885,311	—	—
Norway	—	9,617,800	—
South Africa	—	3,506,595	—
Switzerland	—	25,274,550	—
Thailand	4,047,030	—	—
Turkey	—	2,151,821	—
United Kingdom	—	16,951,649	—
United States	59,493,948	—	—
Affiliated Money Market Mutual Fund	13,773,545	—	—

Total	$120,863,369	$65,778,475	$—

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2012 were as follows:

United States (including 2.7% of collateral received for securities on loan)	41.0%
Switzerland	14.1
Canada	11.0
United Kingdom	9.5
Japan	5.5
Norway	5.4
Brazil	3.6
Australia	3.2
Thailand	2.3
South Africa	2.0
France	1.7
Ireland	1.6
Turkey	1.2
Belgium	0.8
Denmark	0.6
India	0.6
Faroe Islands	0.4

104.5
Liabilities in excess of other assets	(4.5)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • MAY 31, 2012

Prudential Financial Services Fund

Statement of Assets and Liabilities

as of May 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $4,760,252:
Unaffiliated investments (cost $171,652,003)	$172,868,299
Affiliated investments (cost $13,773,545)	13,773,545
Foreign currency, at value (cost $2,756,506)	2,756,506
Receivable for investments sold	1,749,817
Dividends receivable	366,369
Receivable for Fund shares sold	237,976
Foreign tax reclaim receivable	200,461
Prepaid expenses	812

Total assets	191,953,785

Liabilities
Payable for investments purchased	7,062,649
Payable to broker for collateral for securities on loan	4,876,878
Payable for Fund shares reacquired	1,041,732
Accrued expenses	127,947
Management fee payable	120,309
Distribution fee payable	60,071
Affiliated transfer agent fee payable	14,364
Payable to custodian	2,235

Total liabilities	13,306,185

Net Assets	$178,647,600

Net assets were comprised of:
Common stock, at par	$161,786
Paid-in capital in excess of par	174,390,507

174,552,293
Undistributed net investment income	849,630
Accumulated net realized gain on investment and foreign currency transactions	2,017,009
Net unrealized appreciation on investments and foreign currencies	1,228,668

Net assets, May 31, 2012	$178,647,600

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($107,709,240 ÷ 9,644,760 shares of common stock issued and outstanding)	$11.17
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.82

Class B
Net asset value, offering price and redemption price per share ($8,108,184 ÷ 785,716 shares of common stock issued and outstanding)	$10.32

Class C
Net asset value, offering price and redemption price per share ($26,427,917 ÷ 2,561,789 shares of common stock issued and outstanding)	$10.32

Class R
Net asset value, offering price and redemption price per share ($9,115 ÷ 817 shares of common stock issued and outstanding)	$11.16

Class Z
Net asset value, offering price and redemption price per share ($36,393,144 ÷ 3,185,472 shares of common stock issued and outstanding)	$11.42

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Statement of Operations

Six Months Ended May 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $229,313)	$2,260,335
Affiliated dividend income	8,974
Affiliated income from securities loaned, net	6,890

Total income	2,276,199

Expenses
Management fee	685,073
Distribution fee—Class A	170,298
Distribution fee—Class B	43,101
Distribution fee—Class C	139,172
Distribution fee—Class R	16
Transfer agent’s fees and expenses (including affiliated expense of $42,200) (Note 3)	154,000
Custodian’s fees and expenses	87,000
Registration fees	43,000
Reports to shareholders	16,000
Audit fee	11,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Insurance	2,000
Loan interest expense (Note 7)	7
Miscellaneous	17,202

Total expenses	1,384,869

Net investment income	891,330

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	5,772,697
Foreign currency transactions	(130,481)

5,642,216

Net change in unrealized appreciation (depreciation) on:
Investments	(1,112,599)
Foreign currencies	(833)

(1,113,432)

Net gain on investment and foreign currency transactions	4,528,784

Net Increase In Net Assets Resulting From Operations	$5,420,114

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2012	Year Ended November 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$891,330	$2,611,067
Net realized gain (loss) on investment and foreign currency transactions	5,642,216	(3,570,365)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,113,432)	(27,211,163)

Net increase (decrease) in net assets resulting from operations	5,420,114	(28,170,461)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,625,671)	(133,122)
Class B	(74,892)	—
Class C	(246,423)	—
Class Z	(467,847)	(90,426)

	(2,414,833)	(223,548)

Distributions from net realized gains
Class A	—	(5,872,711)
Class B	—	(561,211)
Class C	—	(1,481,105)
Class Z	—	(1,196,756)

	—	(9,111,783)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	53,058,932	127,415,244
Net asset value of shares issued in reinvestment of dividends and distributions	2,095,132	8,160,896
Cost of shares reacquired	(38,358,788)	(103,419,518)

Net increase in net assets from Fund share transactions	16,795,276	32,156,622

Total increase (decrease)	19,800,557	(5,349,170)

Net Assets:
Beginning of period	158,847,043	164,196,213

End of period(a)	$178,647,600	$158,847,043

(a) Includes undistributed net investment income of:	$849,630	$2,373,133

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the

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investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Prudential Financial Services Fund	17

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability in a specific region or country or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level. Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

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Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax is accrued in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable

Prudential Financial Services Fund	19

Notes to Financial Statements

(Unaudited) continued

monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2013.

PIMS has advised the Fund that it received $159,415 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2012, it received $1,000, $12,796 and $4,334 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2012, PIM has been compensated approximately $2,100 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2012, were $74,761,513 and $63,968,540, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$186,047,958	$15,459,290	$(14,865,404)	$593,886

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

The Fund elected to treat post-October foreign currency and capital losses of approximately $22,000 and $2,105,000, respectively, as having been incurred in the following year (November 30, 2012).

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2011 of approximately $898,000 which expires in 2019. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which

Prudential Financial Services Fund	21

Notes to Financial Statements

(Unaudited) continued

the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is halved for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 360 million shares of $.01 par value per share common stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 90 million, 20 million, 70 million, 90 million and 90 million authorized shares, respectively.

As of May 31, 2012, Prudential owned 817 Class R shares of the Fund.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2012:
Shares sold	2,364,988	$28,367,405
Shares issued in reinvestment of dividends	145,529	1,462,565
Shares reacquired	(2,192,681)	(26,064,936)

Net increase (decrease) in shares outstanding before conversion	317,836	3,765,034
Shares issued upon conversion from Class B and Z	45,501	529,943
Shares reacquired upon conversion into Class Z	(515)	(6,472)

Net increase (decrease) in shares outstanding	362,822	$4,288,505

Year ended November 30, 2011:
Shares sold	5,425,412	$71,787,510
Shares issued in reinvestment of dividends and distributions	429,653	5,585,490
Shares reacquired	(4,846,199)	(60,422,702)

Net increase (decrease) in shares outstanding before conversion	1,008,866	16,950,298
Shares issued upon conversion from Class B and Z	93,277	1,205,838
Shares reacquired upon conversion into Class Z	(118,834)	(1,557,061)

Net increase (decrease) in shares outstanding	983,309	$16,599,075

Class B
Six months ended May 31, 2012:
Shares sold	118,840	$1,299,869
Shares issued in reinvestment of dividends	7,462	69,469
Shares reacquired	(99,001)	(1,060,327)

Net increase (decrease) in shares outstanding before conversion	27,301	309,011
Shares reacquired upon conversion into Class A	(48,760)	(524,147)

Net increase (decrease) in shares outstanding	(21,459)	$(215,136)

Year ended November 30, 2011:
Shares sold	280,638	$3,470,148
Shares issued in reinvestment of dividends and distributions	44,816	540,038
Shares reacquired	(240,757)	(2,788,227)

Net increase (decrease) in shares outstanding before conversion	84,697	1,221,959
Shares reacquired upon conversion into Class A	(100,393)	(1,201,155)

Net increase (decrease) in shares outstanding	(15,696)	$20,804

Prudential Financial Services Fund	23

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended May 31, 2012:
Shares sold	381,778	$4,318,249
Shares issued in reinvestment of dividends	21,724	202,248
Shares reacquired	(407,319)	(4,393,126)

Net increase (decrease) in shares outstanding before conversion	(3,817)	127,371
Shares reacquired upon conversion into Class Z	(5,858)	(61,187)

Net increase (decrease) in shares outstanding	(9,675)	$66,184

Year ended November 30, 2011:
Shares sold	1,383,289	$16,956,394
Shares issued in reinvestment of dividends and distributions	102,288	1,232,570
Shares reacquired	(1,026,908)	(11,877,880)

Net increase (decrease) in shares outstanding before conversion	458,669	6,311,084
Shares reacquired upon conversion into Class Z	(7,091)	(89,175)

Net increase (decrease) in shares outstanding	451,578	$6,221,909

Class R
Period ended May 31, 2012*:
Shares sold	817	$10,000
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	817	$10,000

Class Z
Six months ended May 31, 2012:
Shares sold	1,529,175	$19,063,409
Shares issued in reinvestment of dividends	35,171	360,850
Shares reacquired	(569,324)	(6,840,399)

Net increase (decrease) in shares outstanding before conversion	995,022	12,583,860
Shares issued upon conversion from Class A and C	5,807	67,659
Shares reacquired upon conversion into Class A	(504)	(5,796)

Net increase (decrease) in shares outstanding	1,000,325	$12,645,723

Year ended November 30, 2011:
Shares sold	2,671,201	$35,201,192
Shares issued in reinvestment of dividends and distributions	60,451	802,798
Shares reacquired	(2,330,220)	(28,330,709)

Net increase (decrease) in shares outstanding before conversion	401,432	7,673,281
Shares issued upon conversion from Class A and C	122,572	1,646,236
Shares reacquired upon conversion into Class A	(419)	(4,683)

Net increase (decrease) in shares outstanding	523,585	$9,314,834

*	Commencement of offering was February 3, 2012.

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of .10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the period ended May 31, 2012. The balance for the one day that the Fund had a loan outstanding was $164,000, at an interest rate of 1.52%. At May 31, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not yet been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and

Prudential Financial Services Fund	25

Notes to Financial Statements

(Unaudited) continued

Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

In December 2011, the FASB issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.86		$12.89	$11.85	$6.18	$12.59	$12.61
Income (loss) from investment operations:
Net investment income	.06		.18	.06	.03	.03	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.43		(1.50)	.98	5.66	(4.27)	.07
Total from investment operations	.49		(1.32)	1.04	5.69	(4.24)	.20
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.02)	-	(.02)	(.14)	-
Distributions from net realized gains	-		(.69)	-	-	(2.03)	(.22)
Tax return of capital distributions	-		-	-	- (e)	-	-
Total dividends and distributions	(.18)		(.71)	-	(.02)	(2.17)	(.22)
Net asset value, end of period	$11.17		$10.86	$12.89	$11.85	$6.18	$12.59
Total Return(b):	4.66%		(11.19)%	8.78%	92.19%	(40.57)%	1.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,709		$100,770	$107,000	$102,363	$39,508	$53,329
Average net assets (000)	$113,531		$124,866	$100,055	$67,736	$47,123	$57,081
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.43%	(f)	1.43%	1.44%	1.66%	2.19% (d)	1.41% (d)
Expenses, excluding distribution and service (12b-1) fees	1.13%	(f)	1.13%	1.14%	1.36%	1.91%	1.16%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.13%	(f)	1.13%	1.14%	1.26%	1.28%	-
Net investment income	1.04%	(f)	1.38%	.49%	.37%	.32%	.96%
Portfolio turnover rate	37%	(g)	83%	68%	109%	176%	127%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through March 31, 2008.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.99		$11.99	$11.09	$5.81	$11.93	$12.05
Income (loss) from investment operations:
Net investment income (loss)	.02		.08	(.02)	(.02)	(.03)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.41		(1.39)	.92	5.30	(4.03)	.08
Total from investment operations	.43		(1.31)	.90	5.28	(4.06)	.10
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-	-	-	(.03)	-
Distributions from net realized gains	-		(.69)	-	-	(2.03)	(.22)
Total dividends and distributions	(.10)		(.69)	-	-	(2.06)	(.22)
Net asset value, end of period	$10.32		$9.99	$11.99	$11.09	$5.81	$11.93
Total Return(b):	4.38%		(11.92)%	8.12%	90.88%	(40.99)%	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,108		$8,067	$9,863	$10,599	$6,647	$19,978
Average net assets (000)	$8,620		$10,502	$10,132	$7,859	$11,730	$26,744
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.13%	(d)	2.13%	2.14%	2.36%	2.91%	2.16%
Expenses, excluding distribution and service (12b-1) fees	1.13%	(d)	1.13%	1.14%	1.36%	1.91%	1.16%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.13%	(d)	1.13%	1.14%	1.26%	1.28%	-
Net investment income (loss)	.32%	(d)	.70%	(.21)%	(.24)%	(.42)%	.17%
Portfolio turnover rate	37%	(e)	83%	68%	109%	176%	127%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.99		$11.99	$11.09	$5.81	$11.93	$12.05
Income (loss) from investment operations:
Net investment income (loss)	.02		.08	(.03)	(.03)	(.03)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.41		(1.39)	.93	5.31	(4.03)	.08
Total from investment operations	.43		(1.31)	.90	5.28	(4.06)	.10
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-	-	-	(.03)	-
Distributions from net realized gains	-		(.69)	-	-	(2.03)	(.22)
Total dividends and distributions	(.10)		(.69)	-	-	(2.06)	(.22)
Net asset value, end of period	$10.32		$9.99	$11.99	$11.09	$5.81	$11.93
Total Return(b):	4.38%		(11.92)%	8.12%	90.88%	(40.99)%	.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,428		$25,697	$25,408	$27,151	$10,690	$17,786
Average net assets (000)	$27,834		$31,164	$26,326	$16,910	$13,723	$21,205
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.13%	(d)	2.13%	2.14%	2.36%	2.91%	2.16%
Expenses, excluding distribution and service (12b-1) fees	1.13%	(d)	1.13%	1.14%	1.36%	1.91%	1.16%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.13%	(d)	1.13%	1.14%	1.26%	1.28%	-
Net investment income (loss)	.34%	(d)	.71%	(.23)%	(.35)%	(.40)%	.19%
Portfolio turnover rate	37%	(e)	83%	68%	109%	176%	127%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	29

Financial Highlights

(Unaudited) continued

Class R Shares
	February 3, 2012(a) through May 31, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.24
Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized loss on investment and foreign currency transactions	(1.14)
Total from investment operations	(1.08)
Net asset value, end of period	$11.16
Total Return(c):	(8.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.57%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.07%	(f)
Net investment income	1.52%	(f)
Portfolio turnover rate	37%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through March 31, 2013.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.13		$13.20	$12.08	$6.30	$12.78	$12.77
Income (loss) from investment operations:
Net investment income	.09		.24	.10	.06	.05	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.41		(1.57)	1.02	5.76	(4.33)	.07
Total from investment operations	.50		(1.33)	1.12	5.82	(4.28)	.23
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.05)	-	(.04)	(.17)	-
Distributions from net realized gains	-		(.69)	-	-	(2.03)	(.22)
Tax return of capital distributions	-		-	-	- (d)	-	-
Total dividends and distributions	(.21)		(.74)	-	(.04)	(2.20)	(.22)
Net asset value, end of period	$11.42		$11.13	$13.20	$12.08	$6.30	$12.78
Total Return(b):	4.75%		(10.98)%	9.27%	92.54%	(40.32)%	1.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,393		$24,313	$21,925	$19,065	$5,652	$4,279
Average net assets (000)	$32,693		$32,896	$19,814	$11,837	$5,853	$4,347
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.13%	(e)	1.13%	1.14%	1.36%	1.91%	1.16%
Expenses, excluding distribution and service (12b-1) fees	1.13%	(e)	1.13%	1.14%	1.36%	1.91%	1.16%
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.13%	(e)	1.13%	1.14%	1.26%	1.28%	-
Net investment income	1.48%	(e)	1.78%	.81%	.58%	.60%	1.22%
Portfolio turnover rate	37%	(f)	83%	68%	109%	176%	127%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company, LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403

MF188E2    0228121-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT • MAY 31, 2012

Fund Type

Sector Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 16, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period that ended on May 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges — whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Health Sciences Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Health Sciences Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments funds. Gross operating expenses: Class A, 1.21%; Class B, 1.91%; Class C, 1.91%; Class L, 1.41%; Class R, 1.66%; Class X, 1.91%; Class Z, 0.91%. Net operating expenses: Class A, 1.21%; Class B, 1.91%; Class C, 1.91%; Class L, 1.41%; Class R, 1.41%; Class X, 1.16%; Class Z, 0.91%.

Cumulative Total Returns (Without Sales Charges) as of 5/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	18.28%	9.29%	50.90%	256.59%	—
Class B	17.88	8.54	45.69	231.74	—
Class C	17.88	8.54	45.69	231.77	—
Class L	18.16	9.09	49.34	N/A	78.26% (11/25/05)
Class R	N/A	N/A	N/A	N/A	3.65 (2/3/12)
Class X	18.29	9.33	53.02	N/A	83.23 (11/25/05)
Class Z	18.43	9.60	53.11	266.41	—
S&P 1500 Health Care Index	8.40	2.00	12.28	52.12	—
S&P Composite 1500 Index	6.13	–1.05	–3.21	55.16	—
Lipper Health/Biotechnology Funds Avg.	11.60	1.65	30.13	114.77	—

Average Annual Total Returns (With Sales Charges) as of 6/30/12
		One Year	Five Years	Ten Years	Since Inception
Class A		11.82%	9.16%	14.55%	—
Class B		12.51	9.48	14.36	—
Class C		16.47	9.62	14.36	—
Class L		11.31	8.87	N/A	9.03% (11/25/05)
Class R		N/A	N/A	N/A	N/A (2/3/12)
Class X		12.36	10.30	N/A	10.30 (11/25/05)
Class Z		18.68	10.71	15.52	—
S&P 1500 Health Care Index		9.23	4.15	5.86	—
S&P Composite 1500 Index		4.63	0.46	5.67	—
Lipper Health/Biotechnology Funds Avg.		9.47	7.09	9.20	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC for Class A shares is waived for purchases by certain retirement and benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class L shares are subject to a maximum front-end sales charge of 5.75%, a 12b-1 fee of up to 0.50%, and a CDSC of 1%. Class L and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments funds. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class X shares are subject to a CDSC of 6%. Approximately ten years after purchase, Class X shares will automatically convert to Class A shares on a monthly basis. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

S&P 1500 Health Care Index

The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P Composite 1500 Index. S&P 1500 Health Care Index Closest Month-End to Inception cumulative total returns as of 5/31/12 are 36.15% for Class L and Class X; and 1.89% for Class R. S&P 1500 Health Care Index Closest Month-End to Inception average annual total return as of 6/30/12 is 5.68% for Class L and Class X. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

S&P Composite 1500 Index

The Standard & Poor’s Composite (S&P Composite) 1500 Index is an unmanaged index of the 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how U.S. stock prices have performed. S&P Composite 1500 Index Closest Month-End to Inception cumulative total returns as of 5/31/12 are 22.04% for Class L and Class X; and 0.41% for Class R. S&P Composite 1500 Index Closest Month-End to Inception average annual total return as of 6/30/12 is 3.68% for Class L and Class X. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Health/Biotechnology Funds Average

The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. Lipper Average Closest Month-End to Inception cumulative total returns as of 5/31/12 are 48.01% for Class L and Class X; and 2.36% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/12 is 6.88% for Class L and Class X. Class R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/12
Alexion Pharmaceuticals, Inc., Biotechnology	7.5%
Vertex Pharmaceuticals, Inc., Biotechnology	6.5
BioMarin Pharmaceutical, Inc., Biotechnology	4.5
Amarin Corp. PLC (Ireland), ADR, Biotechnology	4.2
Unitedhealth Group, Inc., Healthcare Providers & Services	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/12
Biotechnology	45.1%
Pharmaceuticals	24.2
Healthcare Providers & Services	19.1
Healthcare Equipment & Supplies	4.2
Life Sciences Tools & Services	0.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2011, at the beginning of the period, and held through the six-month period ended May 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Prudential Jennison Health Sciences Fund	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,182.80	1.21%	$6.60
	Hypothetical	$1,000.00	$1,018.95	1.21%	$6.11

Class B	Actual	$1,000.00	$1,178.80	1.91%	$10.40
	Hypothetical	$1,000.00	$1,015.45	1.91%	$9.62

Class C	Actual	$1,000.00	$1,178.80	1.91%	$10.40
	Hypothetical	$1,000.00	$1,015.45	1.91%	$9.62

Class L	Actual	$1,000.00	$1,181.60	1.41%	$7.69
	Hypothetical	$1,000.00	$1,017.95	1.41%	$7.11

Class R	Actual**	$1,000.00	$1,036.50	1.41%	$4.67
	Hypothetical	$1,000.00	$1,017.95	1.41%	$7.11

Class X	Actual	$1,000.00	$1,182.90	1.16%	$6.33
	Hypothetical	$1,000.00	$1,019.20	1.16%	$5.86

Class Z	Actual	$1,000.00	$1,184.30	0.91%	$4.97
	Hypothetical	$1,000.00	$1,020.45	0.91%	$4.60

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 119 day period ended May 31, 2012 due to the Class’s inception date of February 3, 2012.

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Portfolio of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.5%
COMMON STOCKS 92.7%

Biotechnology 44.9%
478,359	Achillion Pharmaceuticals, Inc.*(a)	$3,434,618
184,370	Actelion Ltd. (Switzerland)	6,988,846
298,673	Aegerion Pharmaceuticals, Inc.*	4,542,816
906,200	Alexion Pharmaceuticals, Inc.*	82,074,534
3,872,226	Amarin Corp. PLC (Ireland), ADR*(a)	45,885,878
371,319	Ardea Biosciences, Inc.*(a)	11,863,642
1,890,252	Ariad Pharmaceuticals, Inc.*(a)	31,321,476
79,844	Biogen Idec, Inc.*	10,439,603
1,361,003	BioMarin Pharmaceutical, Inc.*(a)	48,506,147
181,009	Celgene Corp.*	12,353,864
2,066,236	Celldex Therapeutics, Inc.*(a)	8,616,204
233,461	ChemoCentryx, Inc.*(a)	3,273,123
700,000	ChemoCentryx, Inc., Private Placement (original cost $4,900,000; purchased 06/13/06)*(b)(c)	9,631,351
308,909	Cytori Therapeutics, Inc.*(a)	685,778
2,295,556	Dynavax Technologies Corp.*(a)	8,654,246
775,596	Idenix Pharmaceuticals, Inc.*(a)	7,011,388
1,270,982	Incyte Corp. Ltd.*(a)	27,084,626
441,366	Medivation, Inc.*(a)	37,176,258
349,470	Merrimack Pharmaceuticals, Inc.*(a)	2,400,859
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 03/24/06)*(b)(c)	6,384,259
1,183,047	Neurocrine Biosciences, Inc.*	7,914,584
535,165	Puma Biotechnology, Inc.*	7,224,728
465,742	QLT, Inc.*(a)	3,544,297
94,627	Regeneron Pharmaceuticals, Inc.*(a)	12,836,153
432,046	Rigel Pharmaceuticals, Inc.*	3,210,102
242,216	Synageva BioPharma Corp.*(a)	9,448,846
597,605	Targacept, Inc.*	2,480,061
237,800	Verastem, Inc.*(a)	2,387,512
1,178,375	Vertex Pharmaceuticals, Inc.*(a)	70,749,635

		488,125,434

Healthcare Equipment & Supplies 4.2%
3,246,111	Biosensors International Group Ltd. (Singapore)*	3,085,896
685,000	Derma Sciences, Inc.*	6,123,900
155,615	GenMark Diagnostics, Inc.*	700,268
139,765	Gen-Probe, Inc.*	11,308,386
39,373	HeartWare International, Inc.*(a)	3,203,781

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies (cont’d.)
988,298	Hologic, Inc.*	$16,563,875
261,822	Novadaq Technologies, Inc.*	1,570,932
202,999	Tornier NV*	4,009,230

		46,566,268

Healthcare Providers & Services 19.1%
618,024	Acadia Healthcare Co., Inc.*(a)	11,062,629
188,057	Aetna, Inc.	7,689,651
428,847	AMERIGROUP Corp.*(a)	26,760,053
95,923	Catalyst Health Solutions, Inc.*(a)	8,332,831
686,355	Centene Corp.*	24,804,870
242,979	CIGNA Corp.	10,669,208
469,613	Express Scripts Holding Co.*	24,509,102
881,795	HCA Holdings, Inc.	22,917,852
258,831	HealthSouth Corp.*	4,954,025
49,589	Humana, Inc.	3,788,104
1,715,064	OdontoPrev SA (Brazil)	9,175,467
42,700	Sinopharm Group Co., Ltd. (China) (Class H Stock), 144A*	96,716
722,401	UnitedHealth Group, Inc.	40,288,304
329,100	Universal Health Services, Inc. (Class B Stock)	12,752,625

		207,801,437

Life Sciences Tools & Services 0.9%
150,750	Illumina, Inc.*(a)	6,491,295
220,686	WuXi PharmaTech Cayman, Inc. (China), ADR*	3,248,498

		9,739,793

Pharmaceuticals 23.6%
189,891	Allergan, Inc.	17,137,663
687,683	Auxilium Pharmaceuticals, Inc.*	13,134,745
885,597	Bristol-Myers Squibb Co.	29,525,804
726,966	CFR Pharmaceuticals SA (Chile), ADR, 144A*(b)	14,793,322
13,886,208	CFR Pharmaceuticals SA (Chile)(b)	2,847,358
1,814,010	Corcept Therapeutics, Inc.*(a)	7,419,301
1,698,637	Elan Corp. PLC (Ireland), ADR*(a)	23,712,972
956,265	Hikma Pharmaceuticals PLC (United Kingdom)	9,558,522
1,164,713	Impax Laboratories, Inc.*	24,144,500
1,119,051	MAP Pharmaceuticals, Inc.*(a)	13,171,230
252,073	Medicines Co. (The)*	5,540,565
789,481	Mylan, Inc.*	17,108,053

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
114,603	Novo Nordisk A/S (Denmark), ADR	$15,332,735
522,251	Pacira Pharmaceuticals, Inc.*(a)	5,546,306
1,353,194	Pfizer, Inc.	29,594,353
196,076	Sagent Pharmaceuticals, Inc.*(a)	3,127,412
176,615	Shire PLC (Ireland), ADR	14,908,072
12,460,098	Sino Biopharmaceutical (Hong Kong)	3,820,762
604,920	Ventrus Biosciences, Inc.*(a)	6,115,741

		256,539,416

	Total common stocks (cost $704,578,106)	1,008,772,348

PREFERRED STOCKS 0.6%

Pharmaceuticals 0.6%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)*(b)(c)	4,303,187
1,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/08/11 - 07/27/11)*(b)(c)	2,347,193

	Total preferred stocks (cost $6,188,000)	6,650,380

Units
WARRANTS 0.2%

Biotechnology 0.2%
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)*(b)(c)	1,961,863
222,500	Cytori Therapeutics, Inc., expiring 08/11/13, Private Placement (original cost $0; purchased 08/11/08)*(b)(c)	44
77,140	OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)*(b)(c)	59,714
2,075,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)*(b)(c)	830

		2,022,451

Healthcare Equipment & Supplies
342,500	Derma Sciences, Inc., expiring 06/22/16, Private Placement (original cost $47,950; purchased 06/17/11)*(b)(c)	305,236
226,804	EnteroMedics, Inc., expiring 02/20/13, Private Placement (original cost $170,103; purchased 02/20/09)*(b)(c)	0

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

Units	Description	Value (Note 1)

WARRANTS (Continued)

Healthcare Equipment & Supplies (cont’d.)
600,000	Lombard Medical Technologies Ltd. (United Kingdom), Warrant B, expiring 06/15/12, Private Placement (original cost $0; purchased 07/10/07)*(b)(c)	$0
787,690	Sanuwave Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)*(b)(c)	5,041

		310,277

Pharmaceuticals
357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)*(b)(c)	0

	Total warrants (cost $274,537)	2,332,728

	Total long-term investments (cost $711,040,643)	1,017,755,456

Shares
SHORT-TERM INVESTMENT 27.2%

Affiliated Money Market Mutual Fund
295,273,729	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $295,273,729; includes $238,893,734 of cash collateral received for securities on loan)(d)(e)	295,273,729

	Total Investments 120.7% (cost $1,006,314,372; Note 5)	1,313,029,185
	Liabilities in excess of other assets (20.7%)	(225,474,977)

	Net Assets 100.0%	$1,087,554,208

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $227,855,275; cash collateral of $238,893,734 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

(c)	Indicates a restricted security, the aggregate original cost of such securities is $15,684,841. The aggregate value of $24,998,718 is approximately 2.3% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$976,209,370	$16,547,368	$16,015,610
Preferred Stocks	—	—	6,650,380
Warrants	—	1,961,863	370,865
Affiliated Money Market Mutual Fund	295,273,729	—	—

Total	$1,271,483,099	$18,509,231	$23,036,855

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/11	$9,213,537	$15,241,000	$1,536,471
Realized gain (loss)	—	1,312,579	(31,836)
Change in unrealized appreciation (depreciation)*	4,113,975	(690,421)	(361,073)
Purchases	4,900,000	—	—
Sales	—	(9,212,778)	—
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,211,902)	—	(772,697)

Balance as of 05/31/12	$16,015,610	$6,650,380	$370,865

*	Of which, $3,937,248 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Common Stock Security transferred out of Level 3 as a result of being valued at its last sale price on an exchange. There were warrants of one issuer that were priced using the intrinsic value method, which is based on the underlying security’s last sale price on an exchange and the terms of the warrants.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2012 was as follows:

Biotechnology	45.1%
Affiliated Money Market Mutual Fund (including 22.0% of collateral received for securities on loan)	27.2
Pharmaceuticals	24.2
Healthcare Providers & Services	19.1
Healthcare Equipment & Supplies	4.2
Life Sciences Tools & Services	0.9

120.7
Liabilities in excess of other assets	(20.7)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,332,728	N/A	N/A

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$(31,836)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Warrants
Equity contracts	$828,093

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Statement of Assets and Liabilities

as of May 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $227,855,275:
Unaffiliated Investments (cost $711,040,643)	$1,017,755,456
Affiliated Investments (cost $295,273,729)	295,273,729
Foreign currency, at value (cost $21)	21
Receivable for investments sold	13,496,998
Receivable for Fund shares sold	4,949,836
Dividends and interest receivable	394,244
Prepaid expenses	2,657

Total assets	1,331,872,941

Liabilities
Payable to broker for collateral for securities on loan	238,893,734
Payable for Fund shares reacquired	2,577,226
Payable for investments purchased	1,652,341
Management fee payable	681,252
Distribution fee payable	322,743
Accrued expenses	120,471
Payable to custodian	1,375
Affiliated transfer agent fee payable	69,591

Total liabilities	244,318,733

Net Assets	$1,087,554,208

Net assets were comprised of:
Common stock, at par	$375,876
Paid-in capital in excess of par	717,171,266

717,547,142
Accumulated net investment loss	(7,236,011)
Accumulated net realized gain on investment and foreign currency transactions	70,550,069
Net unrealized appreciation on investments and foreign currencies	306,693,008

Net assets, May 31, 2012	$1,087,554,208

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($591,542,775 ÷ 20,190,047 shares of common stock issued and outstanding)	$29.30
Maximum sales charge (5.50% of offering price)	1.71

Maximum offering price to public	$31.01

Class B
Net asset value, offering price and redemption price per share ($50,606,086 ÷ 1,939,567 shares of common stock issued and outstanding)	$26.09

Class C
Net asset value, offering price and redemption price per share ($157,519,800 ÷ 6,038,329 shares of common stock issued and outstanding)	$26.09

Class L
Net asset value and redemption price per share ($1,167,639 ÷ 40,350 shares of common stock issued and outstanding)	$28.94
Maximum sales charge (5.75% of offering price)	1.77

Maximum offering price to public	$30.71

Class R
Net asset value, offering price and redemption price per share ($10,365 ÷ 354 shares of common stock issued and outstanding)	$29.28

Class X
Net asset value, offering price and redemption price per share ($207,282 ÷ 7,526 shares of common stock issued and outstanding)	$27.54

Class Z
Net asset value, offering price and redemption price per share ($286,500,261 ÷ 9,371,433 shares of common stock issued and outstanding)	$30.57

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Statement of Operations

Six Months Ended May 31, 2012 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $114,085)	$1,678,432
Affiliated income from securities loaned, net	405,173
Affiliated dividend income	97,004

Total income	2,180,609

Expenses
Management fee	3,515,139
Distribution fee—Class A	758,919
Distribution fee—Class B	235,756
Distribution fee—Class C	689,033
Distribution fee—Class L	2,890
Distribution fee—Class M	72
Distribution fee—Class R	16
Distribution fee—Class X	326
Transfer agent’s fees and expenses (including affiliated expense of $195,000) (Note 3)	534,000
Registration fees	76,000
Custodian’s fees and expenses	68,000
Reports to shareholders	34,000
Legal fees and expenses	14,000
Directors’ fees	13,000
Audit fee	11,000
Insurance	8,000
Miscellaneous	11,247

Total expenses	5,971,398

Net investment loss	(3,790,789)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	70,689,614
Foreign currency transactions	77,904

70,767,518

Net change in unrealized appreciation (depreciation) on:
Investments	80,619,662
Foreign currencies	(21,805)

80,597,857

Net gain on investment and foreign currency transactions	151,365,375

Net Increase In Net Assets Resulting From Operations	$147,574,586

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2012	Year Ended November 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(3,790,789)	$(7,906,957)
Net realized gain on investment and foreign currency transactions	70,767,518	47,812,246
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	80,597,857	61,079,749

Net increase in net assets resulting from operations	147,574,586	100,985,038

Distributions from net realized gains (Note 1)
Class A	(15,665,179)	—
Class B	(1,960,208)	—
Class C	(5,025,449)	—
Class L	(42,567)	—
Class M	(6,360)	—
Class X	(11,455)	—
Class Z	(7,375,096)	—

	(30,086,314)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	296,593,233	287,756,409
Net asset value of shares issued in reinvestment of distributions	25,826,010	—
Cost of shares reacquired	(115,649,212)	(188,981,972)

Net increase in net assets from Fund share transactions	206,770,031	98,774,437

Capital Contributions (Note 2)
Class M	—	5
Class X	13	39

	13	44

Total increase	324,258,316	199,759,519

Net Assets:
Beginning of period	763,295,892	563,536,373

End of period	$1,087,554,208	$763,295,892

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company presently consists of three Portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. The financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of

18	Visit our website at www.prudentialfunds.com

the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Prudential Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants: The Fund held warrants acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised or sold. Warrants are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

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Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) continued

provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class L, Class M and Class X shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The Fund compensates PIMS and PAD for distributing and servicing the Fund’s Class L, Class M and Class X shares (the “Class L, M and X Plans”). The distribution fees are accrued daily and paid monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares. Pursuant to the Class L, M, and X Plans, the Fund compensates PIMS and PAD for distribution related activities at an annual rate of up to .50%, 1% and 1% of the average daily net assets of the Class L, M and X shares. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2013.

Management has received the maximum allowable amount of sales charges for Class M and X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

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During the year ended November 30, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager had paid the class for the overcharge which is reflected as a contribution to capital in the Financial Highlights for the year end November 30, 2008.

PIMS has advised the Fund that it received $696,042 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2012, it received $1,325, $34,932, and $11,316 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2012, PIM has been compensated approximately $121,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2012 were $437,034,411 and $269,909,305, respectively.

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,007,263,551	$327,048,151	$(21,282,517)	$305,765,634

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

The Fund elects to treat post-October foreign currency losses of approximately $15,000 as having been incurred in the following year (November 30, 2012).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months from the date of purchase without a front-end sales charge. Class L shares are subject to a maximum front-end sales charge of 5.75% and CDSC of 1%. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. Class M shares automatically convert to Class A shares approximately eight years after purchase. As of April 13, 2012, the last conversion of Class M shares to Class A shares was

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completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L and X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Prudential Investments Funds. Class R and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On or about the close of business on June 29, 2012, the Fund was closed to new investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 315 million shares of $.01 par value per share common stock authorized which consist of 85 million shares of Class A common stock, 25 million shares of Class B common stock, 50 million shares of Class C common stock, 3 million shares of Class L common stock, 1 million shares of Class M common stock, 75 million shares of Class R common stock, 1 million shares of Class X common stock, and 75 million shares of Class Z common stock. As of May 31, 2012, PI owned 29 Class A shares and 354 Class R shares of the Fund.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2012:
Shares sold	5,673,278	$157,713,440
Shares issued in reinvestment of distributions	578,264	14,375,528
Shares reacquired	(1,966,695)	(54,693,920)

Net increase (decrease) in shares outstanding before conversion	4,284,847	117,395,048
Shares issued upon conversion from Class B, M, X, and Z	274,009	7,314,220
Shares reacquired upon conversion into Class Z	(11,186)	(314,871)

Net increase (decrease) in shares outstanding	4,547,670	$124,394,397

Year ended November 30, 2011:
Shares sold	4,509,432	$115,190,614
Shares reacquired	(3,904,903)	(95,693,884)

Net increase (decrease) in shares outstanding before conversion	604,529	19,496,730
Shares issued upon conversion from Class B, M, X, and Z	377,015	9,153,676
Shares reacquired upon conversion into Class Z	(500,165)	(13,560,680)

Net increase (decrease) in shares outstanding	481,379	$15,089,726

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended May 31, 2012:
Shares sold	353,595	$8,841,360
Shares issued in reinvestment of distributions	66,128	1,468,712
Shares reacquired	(143,850)	(3,538,745)

Net increase (decrease) in shares outstanding before conversion	275,873	6,771,327
Shares reacquired upon conversion into Class A	(293,747)	(6,988,355)

Net increase (decrease) in shares outstanding	(17,874)	$(217,028)

Year ended November 30, 2011:
Shares sold	477,578	$10,827,715
Shares reacquired	(311,113)	(6,916,789)

Net increase (decrease) in shares outstanding before conversion	166,465	3,910,926
Shares reacquired upon conversion into Class A	(380,727)	(8,318,842)

Net increase (decrease) in shares outstanding	(214,262)	$(4,407,916)

Class C
Six months ended May 31, 2012:
Shares sold	1,273,474	$31,800,616
Shares issued in reinvestment of distributions	172,510	3,831,450
Shares reacquired	(422,132)	(10,421,435)

Net increase (decrease) in shares outstanding before conversion	1,023,852	25,210,631
Shares reacquired upon conversion into Class Z	(3,646)	(93,782)

Net increase (decrease) in shares outstanding	1,020,206	$25,116,849

Year ended November 30, 2011:
Shares sold	1,137,513	$26,263,616
Shares reacquired	(869,143)	(19,361,232)

Net increase (decrease) in shares outstanding before conversion	268,370	6,902,384
Shares reacquired upon conversion into Class Z	(16,995)	(344,878)

Net increase (decrease) in shares outstanding	251,375	$6,557,506

Class L
Six months ended May 31, 2012:
Shares sold	666	$18,066
Shares issued in reinvestment of distributions	1,698	41,736
Shares reacquired	(4,519)	(124,651)

Net increase (decrease) in shares outstanding	(2,155)	$(64,849)

Year ended November 30, 2011:
Shares sold	951	$23,996
Shares reacquired	(7,728)	(184,578)

Net increase (decrease) in shares outstanding	(6,777)	$(160,582)

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Class M	Shares	Amount
Period ended April 13, 2012*:
Shares issued in reinvestment of distributions	276	$6,247
Shares reacquired	(144)	(3,738)

Net increase (decrease) in shares outstanding before conversion	132	2,509
Shares reacquired upon conversion into Class A	(6,483)	(161,455)

Net increase (decrease) in shares outstanding	(6,351)	$(158,946)

Year ended November 30, 2011:
Shares sold	275	$7,000
Shares reacquired	(1,589)	(36,774)

Net increase (decrease) in shares outstanding before conversion	(1,314)	(29,774)
Shares reacquired upon conversion into Class A	(24,140)	(541,957)

Net increase (decrease) in shares outstanding	(25,454)	$(571,731)

Class R
Period ended May 31, 2012**:
Shares sold	354	$10,000

Net increase (decrease) in shares outstanding	354	$10,000

Class X
Six months ended May 31, 2012:
Shares sold	920	$23,822
Shares issued in reinvestment of distributions	490	11,455
Shares reacquired	(1,426)	(37,046)

Net increase (decrease) in shares outstanding before conversion	(16)	(1,769)
Shares reacquired upon conversion into Class A	(3,896)	(102,810)

Net increase (decrease) in shares outstanding	(3,912)	$(104,579)

Year ended November 30, 2011:
Shares sold	702	$16,107
Shares reacquired	(2,195)	(51,800)

Net increase (decrease) in shares outstanding before conversion	(1,493)	(35,693)
Shares reacquired upon conversion into Class A	(6,742)	(159,493)

Net increase (decrease) in shares outstanding	(8,235)	$(195,186)

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended May 31, 2012:
Shares sold	3,376,498	$98,185,929
Shares issued in reinvestment of distributions	235,169	6,090,882
Shares reacquired	(1,616,230)	(46,829,677)

Net increase (decrease) in shares outstanding before conversion	1,995,437	57,447,134
Shares issued upon conversion from Class A and C	13,844	408,653
Shares reacquired upon conversion into Class A	(2,192)	(61,600)

Net increase (decrease) in shares outstanding	2,007,089	$57,794,187

Year ended November 30, 2011:
Shares sold	5,291,137	$135,427,361
Shares reacquired	(2,617,353)	(66,736,915)

Net increase (decrease) in shares outstanding before conversion	2,673,784	68,690,446
Shares issued upon conversion from Class A and C	496,128	13,905,558
Shares reacquired upon conversion into Class A	(5,259)	(133,384)

Net increase (decrease) in shares outstanding	3,164,653	$82,462,620

*	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
**	Commencement of offering was February 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during the period ended May 31, 2012.

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Note 8. New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not yet been determined.

In December 2011, the FASB issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Jennison Health Sciences Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$25.77		$21.77	$18.79	$14.65	$23.51	$20.70
Income (loss) from investment operations:
Net investment income (loss)	(.10)		(.26)	(.14)	(.07)	.43	(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.63		4.26	3.12	4.35	(7.16)	3.19
Total from investment operations	4.53		4.00	2.98	4.28	(6.73)	3.10
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.14)	-	-
Distributions from net realized gains	(1.00)		-	-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-	-	(.14)	(2.13)	(.29)
Net asset value, end of period	$29.30		$25.77	$21.77	$18.79	$14.65	$23.51
Total Return(b):	18.28%		18.37%	15.86%	29.48%	(31.51)%	15.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$591,543		$403,047	$330,059	$283,916	$236,932	$381,829
Average net assets (000)	$505,946		$383,231	$321,876	$256,120	$337,875	$353,245
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.21%	(e)	1.25%	1.27%	1.30%	1.19%	1.17%
Expenses, excluding distribution and service (12b-1) fees	.91%	(e)	.95%	.97%	1.00%	.91%	.92%
Net investment income (loss)	(.75)%	(e)	(1.06)%	(.67)%	(.43)%	2.21%	(.42)%
Portfolio turnover rate	32%	(f)	54%	55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.13		$19.68	$17.11	$13.32	$21.70	$19.26
Income (loss) from investment operations:
Net investment income (loss)	(.18)		(.39)	(.26)	(.16)	.20	(.24)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.14		3.84	2.83	3.96	(6.45)	2.97
Total from investment operations	3.96		3.45	2.57	3.80	(6.25)	2.73
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.01)	-	-
Distributions from net realized gains	(1.00)		-	-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-	-	(.01)	(2.13)	(.29)
Net asset value, end of period	$26.09		$23.13	$19.68	$17.11	$13.32	$21.70
Total Return(b):	17.88%		17.53%	15.02%	28.51%	(31.97)%	14.27%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,606		$45,280	$42,743	$43,057	$49,916	$118,790
Average net assets (000)	$47,151		$46,069	$43,949	$42,971	$84,198	$131,106
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.91%	(d)	1.95%	1.97%	2.00%	1.91%	1.92%
Expenses, excluding distribution and service (12b-1) fees	.91%	(d)	.95%	.97%	1.00%	.91%	.92%
Net investment income (loss)	(1.46)%	(d)	(1.76)%	(1.37)%	(1.05)%	1.14%	(1.16)%
Portfolio turnover rate	32%	(e)	54%	55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

Prudential Jennison Health Sciences Fund	31

See Notes to Financial Statements.

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.13		$19.68	$17.10	$13.31	$21.69	$19.26
Income (loss) from investment operations:
Net investment income (loss)	(.18)		(.39)	(.26)	(.17)	.25	(.24)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.14		3.84	2.84	3.97	(6.50)	2.96
Total from investment operations	3.96		3.45	2.58	3.80	(6.25)	2.72
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.01)	-	-
Distributions from net realized gains	(1.00)		-	-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-	-	(.01)	(2.13)	(.29)
Net asset value, end of period	$26.09		$23.13	$19.68	$17.10	$13.31	$21.69
Total Return(b):	17.88%		17.53%	15.09%	28.53%	(31.99)%	14.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$157,520		$116,060	$93,799	$78,726	$69,772	$124,782
Average net assets (000)	$137,807		$109,282	$90,766	$71,726	$103,596	$123,322
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.91%	(d)	1.95%	1.97%	2.00%	1.91%	1.92%
Expenses, excluding distribution and service (12b-1) fees	.91%	(d)	.95%	.97%	1.00%	.91%	.92%
Net investment income (loss)	(1.45)%	(d)	(1.76)%	(1.37)%	(1.11)%	1.39%	(1.17)%
Portfolio turnover rate	32%	(e)	54%	55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$25.49		$21.58	$18.66	$14.54	$23.39	$20.64
Income (loss) from investment operations:
Net investment income (loss)	(.13)		(.31)	(.18)	(.10)	.36	(.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.58		4.22	3.10	4.31	(7.08)	3.18
Total from investment operations	4.45		3.91	2.92	4.21	(6.72)	3.04
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.09)	-	-
Distributions from net realized gains	(1.00)		-	-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-	-	(.09)	(2.13)	(.29)
Net asset value, end of period	$28.94		$25.49	$21.58	$18.66	$14.54	$23.39
Total Return(b):	18.16%		18.12%	15.65%	29.16%	(31.65)%	14.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,168		$1,083	$1,063	$1,084	$1,035	$2,010
Average net assets (000)	$1,156		$1,092	$1,110	$1,057	$1,625	$2,182
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.41%	(d)	1.45%	1.47%	1.50%	1.41%	1.42%
Expenses, excluding distribution and service (12b-1) fees	.91%	(d)	.95%	.97%	1.00%	.91%	.92%
Net investment income (loss)	(.96)%	(d)	(1.26)%	(.87)%	(.60)%	1.87%	(.66)%
Portfolio turnover rate	32%	(e)	54%	55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended November 30,
	2012(e)		2011		2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$23.55		$19.89		$17.15	$13.31	$21.69	$19.26
Income (loss) from investment operations:
Net investment income (loss)	(.07)		(.23)		(.12)	(.12)	.20	(.24)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.28		3.89		2.85	3.97	(6.45)	2.96
Total from investment operations	3.21		3.66		2.73	3.85	(6.25)	2.72
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	(.01)	-	-
Distributions from net realized gains	(1.00)		-		-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-		-	(.01)	(2.13)	(.29)
Capital Contributions (Note 2):	-		-	(b)	.01	- (b)	-	-
Net asset value, end of period	$25.76		$23.55		$19.89	$17.15	$13.31	$21.69
Total Return(c):	14.22%		18.40%		15.98%	28.90%	(31.99)%	14.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6		$150		$632	$1,472	$2,239	$5,244
Average net assets (000)	$78		$461		$978	$1,900	$3,857	$5,866
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.16%	(f)	1.20%		1.22%	1.78%	1.91%	1.92%
Expenses, excluding distribution and service (12b-1) fees	.91%	(f)	.95%		.97%	1.00%	.91%	.92%
Net investment income (loss)	(.90)%	(f)	(1.00)%		(.62)%	(.81)%	1.12%	(1.17)%
Portfolio turnover rate	32%	(g)(h)	54%		55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(f) Annualized.

(g) Not Annualized.

(h) Calculated as of May 31, 2012.

See Notes to Financial Statements.

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Class R Shares
	February 3, 2012(a) through May 31, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$28.25
Income (loss) from investment operations:
Net investment loss	(.08)
Net realized and unrealized gain on investment and foreign currency transactions	1.11
Total from investment operations	1.03
Net asset value, end of period	$29.28
Total Return(c):	3.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.41%	(f)
Expenses, excluding distribution and service (12b-1) fees	.91%	(f)
Net investment loss	(.82)%	(f)
Portfolio turnover rate	32%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through March 31, 2013.

(f) Annualized.

(g) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011		2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$24.27		$20.50		$17.67	$13.75	$22.05	$19.38
Income (loss) from investment operations:
Net investment income (loss)	(.09)		(.23)		(.12)	(.05)	.40	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.36		4.00		2.94	4.06	(6.66)	2.99
Total from investment operations	4.27		3.77		2.82	4.01	(6.26)	2.96
Less Dividends and Distributions:
Dividends from net investment income	-		-		-	(.15)	-	-
Distributions from net realized gains	(1.00)		-		-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-		-	(.15)	(2.13)	(.29)
Capital Contributions (Note 2):	-	(b)	-	(b)	.01	.06	.09	-
Net asset value, end of period	$27.54		$24.27		$20.50	$17.67	$13.75	$22.05
Total Return(c):	18.29%		18.39%		16.02%	29.91%	(31.01)%	15.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$207		$278		$403	$539	$599	$1,050
Average net assets (000)	$261		$354		$462	$562	$937	$1,054
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.16%	(e)	1.20%		1.22%	1.25%	1.14%	.92%
Expenses, excluding distribution and service (12b-1) fees	.91%	(e)	.95%		.97%	1.00%	.91%	.92%
Net investment income (loss)	(.72)%	(e)	(1.00)%		(.62)%	(.31)%	2.17%	(.17)%
Portfolio turnover rate	32%	(f)	54%		55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include the expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$26.80		$22.58	$19.43	$15.16	$24.18	$21.23
Income (loss) from investment operations:
Net investment income (loss)	(.07)		(.20)	(.08)	.03	.53	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.84		4.42	3.23	4.43	(7.42)	3.28
Total from investment operations	4.77		4.22	3.15	4.46	(6.89)	3.24
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.19)	-	-
Distributions from net realized gains	(1.00)		-	-	-	(2.13)	(.29)
Total dividends and distributions	(1.00)		-	-	(.19)	(2.13)	(.29)
Net asset value, end of period	$30.57		$26.80	$22.58	$19.43	$15.16	$24.18
Total Return(b):	18.43%		18.69%	16.21%	29.75%	(31.28)%	15.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$286,500		$197,399	$94,836	$100,060	$255,540	$353,873
Average net assets (000)	$244,985		$142,684	$111,740	$148,563	$338,613	$322,406
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.91%	(d)	.95%	.97%	1.00%	.91%	.92%
Expenses, excluding distribution and service (12b-1) fees	.91%	(d)	.95%	.97%	1.00%	.91%	.92%
Net investment income (loss)	(.45)%	(d)	(.76)%	(.36)%	.18%	2.63%	(.17)%
Portfolio turnover rate	32%	(e)	54%	55%	40%	90%	85%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include the expenses of the underlying fund in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	L	R	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	N/A	PJHRX	N/A	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P809	74441P791	74441P874	74441P866

MF188E4    0228122-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON UTILITY FUND

SEMIANNUAL REPORT • MAY 31, 2012

Fund Type

Sector Stock

Objective

Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

July 16, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Utility Fund informative and useful. The report covers performance for the six-month period that ended on May 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges — whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Utility Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Utility Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 0.89%; Class B, 1.59%; Class C, 1.59%; Class R, 1.34%; Class Z, 0.59%. Net operating expenses: Class A, 0.89%; Class B, 1.59%; Class C, 1.59%; Class R, 1.09%; Class Z, 0.59%, after contractual reduction through 3/31/2013 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 5/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	4.86%	0.26%	–10.90%	144.64%	—
Class B	4.51	–0.45	–14.02	127.29	—
Class C	4.61	–0.36	–13.90	127.37	—
Class R	4.76	0.06	–11.81	N/A	12.35% (8/22/06)
Class Z	5.12	0.57	–9.54	151.23	—
S&P 500 Utility Total Return (TR) Index	4.14	10.66	5.40	103.02	—
S&P 500 Index	6.23	–0.43	–4.51	49.94	—
Lipper Utility Funds Avg.	1.45	0.12	–3.13	115.72	—

Average Annual Total Returns (With Sales Charges) as of 6/30/12
		One Year	Five Years	Ten Years	Since Inception
Class A		–0.88%	–2.40%	10.14%	—
Class B		–0.84	–2.14	9.96	—
Class C		3.06	–1.99	9.96	—
Class R		4.68	–1.50	N/A	2.57% (8/22/06)
Class Z		5.20	–1.00	11.07	—
S&P 500 Utility Total Return (TR) Index		15.26	2.93	8.56	—
S&P 500 Index		5.43	0.22	5.33	—
Lipper Utility Funds Avg.		4.78	0.78	9.04	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC for Class A shares is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fees.

Benchmark Definitions

S&P 500 Utility Total Return (TR) Index

The Standard & Poor’s Utility TR Index (S&P 500 Utility TR Index) is an unmanaged, market capitalization-weighted index including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. S&P 500 Utility TR Index Closest Month-End to Inception cumulative total return as of 5/31/12 is 29.74% for Class R. S&P 500 Utility TR Index Closest Month-End to Inception average annual total return as of 6/30/12 is 5.28% for Class R.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States. S&P 500 Index Closest Month-End to Inception cumulative total return as of 5/31/12 is 13.66% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 6/30/12 is 2.93% for Class R.

Lipper Utility Funds Average

The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds Category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. Lipper Average Closest Month-End to Inception cumulative total return as of 5/31/12 is 24.18% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 6/30/12 is 4.39% for Class R.

Investors can not invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Utility Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/12
Williams Cos., Inc. (The), Oil Gas & Consumable Fuels	4.0%
Edison International, Electric Utilities	3.5
ONEOK, Inc., Gas Utilities	3.4
FirstEnergy Corp., Electric Utilities	3.0
Calpine Corp., Independent Power Producers & Energy Traders	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/12
Electric Utilities	34.4%
Oil, Gas & Consumable Fuels	19.0
Multi-Utilities	18.8
Independent Power Producers & Energy Traders	8.1
Media	3.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2011, at the beginning of the period, and held through the six-month period ended May 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Utility Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.60	0.89%	$4.56
	Hypothetical	$1,000.00	$1,020.55	0.89%	$4.50

Class B	Actual	$1,000.00	$1,045.10	1.59%	$8.13
	Hypothetical	$1,000.00	$1,017.05	1.59%	$8.02

Class C	Actual	$1,000.00	$1,046.10	1.59%	$8.13
	Hypothetical	$1,000.00	$1,017.05	1.59%	$8.02

Class R	Actual	$1,000.00	$1,047.60	1.09%	$5.58
	Hypothetical	$1,000.00	$1,019.55	1.09%	$5.50

Class Z	Actual	$1,000.00	$1,051.20	0.59%	$3.03
	Hypothetical	$1,000.00	$1,022.05	0.59%	$2.98

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2012, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of May 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS 98.4%

Construction & Engineering 0.6%
427,932	Chicago Bridge & Iron Co. NV	$15,379,876

Diversified Telecommunication Services 1.1%
227,271	City Telecom HK Ltd. (Hong Kong), ADR(a)	2,493,163
6,749,244	Frontier Communications Corp.(a)	25,242,172
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*(a)	1,842,480

		29,577,815

Electric Utilities 33.9%
861,497	American Electric Power Co., Inc.	33,176,249
1,902,240	Cia Energetica de Minas Gerais (Brazil), ADR	32,775,595
1,835,946	Duke Energy Corp.(a)	40,354,093
2,063,513	Edison International	92,775,545
1,345,261	Exelon Corp.	49,747,752
1,693,339	FirstEnergy Corp.	79,231,332
1,982,924	Great Plains Energy, Inc.	39,499,846
958,883	ITC Holdings Corp.	66,114,983
558,020	NextEra Energy, Inc.	36,461,027
1,244,079	Northeast Utilities	44,799,285
2,835,550	NV Energy, Inc.	49,055,015
954,967	OGE Energy Corp.	50,842,443
569,504	Pinnacle West Capital Corp.	28,122,108
2,443,747	PPL Corp.	66,885,355
1,968,792	SSE PLC (United Kingdom)	40,216,727
973,493	UIL Holdings Corp.	32,913,798
743,669	UNS Energy Corp.	27,880,151
889,142	Westar Energy, Inc.(a)	25,447,244
2,492,121	Xcel Energy, Inc.	69,829,230

		906,127,778

Gas Utilities 3.4%
1,090,285	ONEOK, Inc.	90,482,752

Independent Power Producers & Energy Traders 8.1%
5,030,930	AES Corp. (The)*	60,823,944
4,683,235	Calpine Corp.*	78,678,348
6,303,216	China Hydroelectric Corp. (China), ADR*	6,429,280
7,695,639	GenOn Energy, Inc.*	13,236,499

See Notes to Financial Statements.

Prudential Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Independent Power Producers & Energy Traders (cont’d.)
1,576,228	MPX Energia SA (Brazil), 144A*(b)	$28,049,098
1,888,262	NRG Energy, Inc.*(a)	28,928,174

		216,145,343

Internet Software & Services 1.3%
724,838	Rackspace Hosting, Inc.*(a)	35,857,736

Media 3.8%
674,175	Charter Communications, Inc. (Class A Stock)*	42,270,773
2,036,320	Comcast Corp. (Class A Stock)	58,870,011

		101,140,784

Multi-Utilities 18.8%
1,114,858	Alliant Energy Corp.	48,708,146
3,124,539	CenterPoint Energy, Inc.	63,209,424
3,109,612	CMS Energy Corp.	72,453,960
921,952	Dominion Resources, Inc.	47,996,821
983,833	National Grid PLC (United Kingdom), ADR	49,476,962
2,641,013	NiSource, Inc.(a)	66,263,016
833,866	PG&E Corp.	36,439,944
868,866	Public Service Enterprise Group, Inc.(a)	27,099,930
834,888	Sempra Energy	54,276,069
973,766	Wisconsin Energy Corp.	36,847,305

		502,771,577

Oil, Gas & Consumable Fuels 19.0%
1,161,969	Cameco Corp.	22,274,946
1,576,228	CCX Carvao da Colombia SA (Brazil)*	4,767,331
4,629,032	Cheniere Energy, Inc.*(a)	64,991,609
622,628	Consol Energy, Inc.	17,483,394
907,292	Enbridge, Inc. (Canada)	35,848,949
1,353,588	Energy Transfer Equity LP	49,175,852
656,370	Golar LNG Ltd.(a)	22,992,641
698,856	MarkWest Energy Partners LP	33,503,157
855,651	Sunoco, Inc.	39,744,989
1,727,403	Targa Resources Corp.	76,593,049
813,020	TransCanada Corp. (Canada)	33,320,556
3,516,089	Williams Cos., Inc. (The)	107,346,197

		508,042,670

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 3.2%
724,706	American Tower Corp.	$47,018,925
552,945	Digital Realty Trust, Inc.(a)	39,131,918

		86,150,843

Road & Rail 1.9%
464,474	Union Pacific Corp.	51,742,404

Transportation Infrastructure 1.3%
198,764	CCR SA (Brazil)(b)	1,520,652
4,156,400	CCR SA (Brazil), 144A(b)	31,798,722

		33,319,374

Wireless Telecommunication Services 2.0%
831,036	Crown Castle International Corp.*	45,374,566
712,752	NII Holdings, Inc.*(a)	8,210,903

		53,585,469

	Total common stocks (cost $2,189,785,991)	2,630,324,421

CONVERTIBLE PREFERRED STOCK 0.5%

Electric Utilities
226,100	Great Plains Energy, Inc., CVT, 12.00%* (cost $11,305,000)	13,473,299

Units
RIGHT

Independent Power Producers & Energy Traders
209,614	MPX Energia SA (Brazil)*(b) (cost $0)	1,039

	Total long-term investments (cost $2,201,090,991)	2,643,798,759

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 8.9%

Affiliated Money Market Mutual Fund
239,003,550	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $239,003,550; includes $213,950,872 of cash collateral received for securities on loan)(c)(d)	$239,003,550

	Total Investments 107.8% (cost $2,440,094,541; Note 5)	2,882,802,309
	Liabilities in excess of other assets (7.8%)	(207,571,827)

	Net Assets 100.0%	$2,675,230,482

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $208,485,406; cash collateral of $213,950,872 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

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The following is a summary of the inputs used as of May 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,590,107,694	$40,216,727	$—
Preferred Stock	13,473,299	—	—
Right	1,039	—	—
Affiliated Money Market Mutual Fund	239,003,550	—	—

Total	$2,842,585,582	$40,216,727	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2012 was as follows:

Electric Utilities	34.4%
Oil, Gas & Consumable Fuels	19.0
Multi-Utilities	18.8
Affiliated Money Market Mutual Fund (including 8.0% of collateral received for securities on loan)	8.9
Independent Power Producers & Energy Traders	8.1
Media	3.8
Gas Utilities	3.4
Real Estate Investment Trusts	3.2%
Wireless Telecommunication Services	2.0
Road & Rail	1.9
Internet Software & Services	1.3
Transportation Infrastructure	1.3
Diversified Telecommunication Services	1.1
Construction & Engineering	0.6

107.8
Liabilities in excess of other assets	(7.8)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$1,039	—	$—

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Statement of Assets and Liabilities

as of May 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $208,485,406:
Unaffiliated Investments (cost $2,201,090,991)	$2,643,798,759
Affiliated Investments (cost $239,003,550)	239,003,550
Foreign currency, at value (cost $38)	36
Dividends receivable	10,876,153
Receivable for investments sold	8,620,355
Receivable for Fund shares sold	647,178
Foreign tax reclaim receivable	181,896
Prepaid expenses	10,201

Total assets	2,903,138,128

Liabilities
Payable to broker for collateral for securities on loan	213,950,872
Payable for investments purchased	9,094,966
Payable for Fund shares reacquired	2,218,581
Management fee payable	1,013,707
Distribution fee payable	771,841
Accrued expenses	572,288
Affiliated transfer agent fee payable	248,893
Payable to custodian	26,050
Deferred directors’ fees	10,448

Total liabilities	227,907,646

Net Assets	$2,675,230,482

Net assets were comprised of:
Common stock, at par	$2,421,016
Paid-in capital in excess of par	2,453,844,041

2,456,265,057
Undistributed net investment income	79,128,061
Accumulated net realized loss on investment and foreign currency transactions	(302,833,925)
Net unrealized appreciation on investments and foreign currencies	442,671,289

Net assets, May 31, 2012	$2,675,230,482

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($2,389,438,141 ÷ 216,203,085 shares of common stock issued and outstanding)	$11.05
Maximum sales charge (5.50% of offering price)	0.64

Maximum offering price to public	$11.69

Class B
Net asset value, offering price and redemption price per share
($85,255,228 ÷ 7,735,525 shares of common stock issued and outstanding)	$11.02

Class C
Net asset value, offering price and redemption price per share
($83,260,494 ÷ 7,558,089 shares of common stock issued and outstanding)	$11.02

Class R
Net asset value, offering price and redemption price per share
($6,886,906 ÷ 623,616 shares of common stock issued and outstanding)	$11.04

Class Z
Net asset value, offering price and redemption price per share
($110,389,713 ÷ 9,981,324 shares of common stock issued and outstanding)	$11.06

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Statement of Operations

Six Months Ended May 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $222,904)	$45,615,646
Affiliated income from securities loaned, net	1,273,987
Affiliated dividend income	25,880

Total income	46,915,513

Expenses
Management fee	5,955,778
Distribution fee—Class A	3,648,851
Distribution fee—Class B	444,345
Distribution fee—Class C	445,672
Distribution fee—Class R	16,660
Transfer agent’s fees and expenses (including affiliated expense of $737,700)	1,511,000
Custodian’s fees and expenses	303,000
Reports to shareholders	77,000
Registration fees	46,000
Directors’ fees	36,000
Insurance	31,000
Legal fees and expenses	21,000
Audit fee	11,000
Miscellaneous	15,927

Total expenses	12,563,233

Net investment income	34,352,280

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	24,782,781
Foreign currency transactions	(331,495)

24,451,286

Net change in unrealized appreciation (depreciation) on:
Investments	71,425,101
Foreign currencies	(24,459)

71,400,642

Net gain on investment and foreign currency transactions	95,851,928

Net Increase In Net Assets Resulting From Operations	$130,204,208

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2012	Year Ended November 30, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$34,352,280	$76,207,229
Net realized gain on investment and foreign currency transactions	24,451,286	246,545,097
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	71,400,642	(39,775,551)

Net increase in net assets resulting from operations	130,204,208	282,976,775

Dividends from net investment income (Note 1)
Class A	(23,145,164)	(61,411,672)
Class B	(532,988)	(1,756,594)
Class C	(542,478)	(1,710,672)
Class R	(55,715)	(122,061)
Class Z	(1,174,322)	(2,779,267)

	(25,450,667)	(67,780,266)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	74,041,047	98,706,019
Net asset value of shares issued in reinvestment of dividends	23,768,972	63,328,530
Cost of shares reacquired	(205,849,097)	(427,023,842)

Net decrease in net assets from Fund share transactions	(108,039,078)	(264,989,293)

Total decrease	(3,285,537)	(49,792,784)

Net Assets:
Beginning of period	2,678,516,019	2,728,308,803

End of period(a)	$2,675,230,482	$2,678,516,019

(a) Includes undistributed net investment income of:	$79,128,061	$70,226,448

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company presently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of capital appreciation and current income.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange, or if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

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securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Prudential Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the

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accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) continued

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .44% for the six months ended May 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such expenses to .50% of the average daily net assets of Class R shares through March 31, 2013.

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PIMS has advised the Fund that it received $423,467 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2012.

From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2012, it received $821, $69,523 and $3,128 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended May 31, 2012, PIM has been compensated approximately $380,500 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2012, were $571,981,529 and $675,619,620, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,384,521,996	$665,628,525	$(167,348,212)	$498,280,313

Prudential Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and investments in partnerships as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2011 of approximately $333,730,000 which expires in 2017. The Fund utilized approximately $182,895,000 of its capital loss carryforward to offset net taxable gains realized in the year ended November 30, 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A

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shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

During the fiscal year ended November 30, 2010, the Fund received $10,325 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. The per share effect of this amount is disclosed in the financial highlights. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

There are 925 million shares of $.01 par value per share common stock authorized which consists of 600 million shares of Class A common stock, 60 million shares of Class B common stock, 90 million shares of Class C common stock, 75 million shares of Class R common stock and 100 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2012:
Shares sold	3,574,931	$39,374,963
Shares issued in reinvestment of dividends	2,019,542	21,727,763
Shares reacquired	(14,682,210)	(161,629,018)

Net increase (decrease) in shares outstanding before conversion	(9,087,737)	(100,526,292)
Shares issued upon conversion from Class B and Z	787,454	8,672,703
Shares reacquired upon conversion into Class Z	(32,991)	(360,849)

Net increase (decrease) in shares outstanding	(8,333,274)	$(92,214,438)

Year ended November 30, 2011:
Shares sold	4,409,722	$46,413,243
Shares issued in reinvestment of dividends	5,565,363	57,765,924
Shares reacquired	(31,957,497)	(336,705,427)

Net increase (decrease) in shares outstanding before conversion	(21,982,412)	(232,526,260)
Shares issued upon conversion from Class B and Z	1,204,259	12,596,940
Shares reacquired upon conversion into Class Z	(2,662,292)	(27,901,928)

Net increase (decrease) in shares outstanding	(23,440,445)	$(247,831,248)

Prudential Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended May 31, 2012:
Shares sold	498,009	$5,487,359
Shares issued in reinvestment of dividends	45,182	484,267
Shares reacquired	(716,564)	(7,867,213)

Net increase (decrease) in shares outstanding before conversion	(173,373)	(1,895,587)
Shares reacquired upon conversion into Class A	(777,432)	(8,537,845)

Net increase (decrease) in shares outstanding	(950,805)	$(10,433,432)

Year ended November 30, 2011:
Shares sold	832,235	$8,764,856
Shares issued in reinvestment of dividends	153,221	1,587,241
Shares reacquired	(1,546,145)	(16,254,078)

Net increase (decrease) in shares outstanding before conversion	(560,689)	(5,901,981)
Shares reacquired upon conversion into Class A	(1,204,180)	(12,557,739)

Net increase (decrease) in shares outstanding	(1,764,869)	$(18,459,720)

Class C
Six months ended May 31, 2012:
Shares sold	408,127	$4,449,531
Shares issued in reinvestment of dividends	40,160	430,308
Shares reacquired	(1,348,038)	(14,880,693)

Net increase (decrease) in shares outstanding before conversion	(899,751)	(10,000,854)
Shares reacquired upon conversion into Class Z	(1,043)	(10,991)

Net increase (decrease) in shares outstanding	(900,794)	$(10,011,845)

Year ended November 30, 2011:
Shares sold	735,291	$7,712,544
Shares issued in reinvestment of dividends	132,039	1,367,186
Shares reacquired	(2,263,419)	(23,749,537)

Net increase (decrease) in shares outstanding before conversion	(1,396,089)	(14,669,807)
Shares reacquired upon conversion into Class Z	(7,472)	(74,871)

Net increase (decrease) in shares outstanding	(1,403,561)	$(14,744,678)

24	Visit our website at www.prudentialfunds.com

Class R	Shares	Amount
Six months ended May 31, 2012:
Shares sold	187,229	$2,050,453
Shares issued in reinvestment of dividends	5,171	55,715
Shares reacquired	(120,049)	(1,330,649)

Net increase (decrease) in shares outstanding	72,351	$775,519

Year ended November 30, 2011:
Shares sold	293,958	$3,100,492
Shares issued in reinvestment of dividends	11,751	122,061
Shares reacquired	(207,499)	(2,167,523)

Net increase (decrease) in shares outstanding	98,210	$1,055,030

Class Z
Six months ended May 31, 2012:
Shares sold	2,041,827	$22,678,741
Shares issued in reinvestment of dividends	99,375	1,070,919
Shares reacquired	(1,822,840)	(20,141,524)

Net increase (decrease) in shares outstanding before conversion	318,362	3,608,136
Shares issued upon conversion from Class A and C	34,010	371,840
Shares reacquired upon conversion into Class A	(12,545)	(134,858)

Net increase (decrease) in shares outstanding	339,827	$3,845,118

Year ended November 30, 2011:
Shares sold	3,120,466	$32,714,884
Shares issued in reinvestment of dividends	239,008	2,486,118
Shares reacquired	(4,570,421)	(48,147,277)

Net increase (decrease) in shares outstanding before conversion	(1,210,947)	(12,946,275)
Shares issued upon conversion from Class A and C	2,668,630	27,976,799
Shares reacquired upon conversion into Class A	(3,870)	(39,201)

Net increase (decrease) in shares outstanding	1,453,813	$14,991,323

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Jennison Utility Fund	25

Notes to Financial Statements

(Unaudited) continued

The Fund did not utilize the SCA during the period ended May 31, 2012.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

In December 2011, the FASB issued ASU No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

26	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.64		$9.85	$8.61	$7.49	$16.84	$17.31
Income (loss) from investment operations:
Net investment income	.14		.29	.24	.28	.19	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37		.76	1.20	1.04	(6.75)	2.77
Total from investment operations	.51		1.05	1.44	1.32	(6.56)	3.09
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.26)	(.20)	(.20)	(.18)	(.32)
Distributions from net realized gains	-		-	-	-	(2.61)	(3.24)
Total dividends and distributions	(.10)		(.26)	(.20)	(.20)	(2.79)	(3.56)
Capital Contributions (Note 6):	-		-	- (e)	-	-	-
Net asset value, end of period	$11.05		$10.64	$9.85	$8.61	$7.49	$16.84
Total Return(b):	4.86%		10.74%	16.91%	18.13%	(46.58)%	22.21%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,389		$2,388	$2,444	$2,357	$2,269	$4,754
Average net assets (000,000)	$2,433		$2,486	$2,423	$2,178	$3,920	$4,441
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.89%	(f)	.89%	.90%	.92%	.81% (d)	.75% (d)
Expenses, excluding distribution and service (12b-1) fees	.59%	(f)	.59%	.60%	.62%	.53%	.50%
Net investment income	2.56%	(f)	2.77%	2.61%	3.64%	1.55%	2.02%
Portfolio turnover rate	21%	(g)	51%	53%	46%	38%	50%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Through March 31, 2008, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.61		$9.83	$8.59	$7.47	$16.80	$17.28
Income (loss) from investment operations:
Net investment income	.10		.22	.18	.23	.10	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38		.75	1.20	1.04	(6.75)	2.77
Total from investment operations	.48		.97	1.38	1.27	(6.65)	2.97
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.19)	(.14)	(.15)	(.07)	(.21)
Distributions from net realized gains	-		-	-	-	(2.61)	(3.24)
Total dividends and distributions	(.07)		(.19)	(.14)	(.15)	(2.68)	(3.45)
Capital Contributions (Note 6):	-		-	- (d)	-	-	-
Net asset value, end of period	$11.02		$10.61	$9.83	$8.59	$7.47	$16.80
Total Return(b):	4.51%		9.89%	16.16%	17.35%	(46.99)%	21.22%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$85		$92	$103	$110	$130	$363
Average net assets (000,000)	$89		$99	$106	$109	$264	$351
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.59%	(e)	1.59%	1.60%	1.62%	1.53%	1.50%
Expenses, excluding distribution and service (12b-1) fees	.59%	(e)	.59%	.60%	.62%	.53%	.50%
Net investment income	1.87%	(e)	2.08%	1.91%	3.03%	.82%	1.26%
Portfolio turnover rate	21%	(f)	51%	53%	46%	38%	50%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.60		$9.82	$8.58	$7.47	$16.78	$17.27
Income (loss) from investment operations:
Net investment income	.10		.22	.18	.22	.10	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39		.75	1.20	1.04	(6.73)	2.76
Total from investment operations	.49		.97	1.38	1.26	(6.63)	2.96
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.19)	(.14)	(.15)	(.07)	(.21)
Distributions from net realized gains	-		-	-	-	(2.61)	(3.24)
Total dividends and distributions	(.07)		(.19)	(.14)	(.15)	(2.68)	(3.45)
Capital Contributions (Note 6):	-		-	- (d)	-	-	-
Net asset value, end of period	$11.02		$10.60	$9.82	$8.58	$7.47	$16.78
Total Return(b):	4.61%		9.90%	16.18%	17.21%	(46.92)%	21.24%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$83		$90	$97	$101	$110	$228
Average net assets (000,000)	$89		$95	$100	$98	$198	$195
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.59%	(e)	1.59%	1.60%	1.62%	1.53%	1.50%
Expenses, excluding distribution and service (12b-1) fees	.59%	(e)	.59%	.60%	.62%	.53%	.50%
Net investment income	1.85%	(e)	2.07%	1.90%	2.98%	.83%	1.28%
Portfolio turnover rate	21%	(f)	51%	53%	46%	38%	50%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	29

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.63		$9.85	$8.60	$7.49	$16.83	$17.38
Income (loss) from investment operations:
Net investment income	.13		.27	.22	.26	.16	.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37		.75	1.21	1.04	(6.74)	2.73
Total from investment operations	.50		1.02	1.43	1.30	(6.58)	2.99
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.24)	(.18)	(.19)	(.15)	(.30)
Distributions from net realized gains	-		-	-	-	(2.61)	(3.24)
Total dividends and distributions	(.09)		(.24)	(.18)	(.19)	(2.76)	(3.54)
Capital Contributions (Note 6):	-		-	- (e)	-	-	-
Net asset value, end of period	$11.04		$10.63	$9.85	$8.60	$7.49	$16.83
Total Return(b):	4.76%		10.42%	16.82%	17.76%	(46.66)%	21.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,887		$5,859	$4,461	$3,223	$2,596	$2,655
Average net assets (000)	$6,664		$5,467	$3,914	$2,868	$3,377	$1,121
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.09%	(f)	1.09%	1.10%	1.12%	1.03%	1.00%
Expenses, excluding distribution and service (12b-1) fees	.59%	(f)	.59%	.60%	.62%	.53%	.50%
Net investment income	2.37%	(f)	2.59%	2.42%	3.37%	1.37%	1.59%
Portfolio turnover rate	21%	(g)	51%	53%	46%	38%	50%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Through March 31, 2013, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2012		2011	2010	2009	2008	2007
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.64		$9.86	$8.61	$7.50	$16.85	$17.32
Income (loss) from investment operations:
Net investment income	.16		.33	.27	.30	.23	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38		.74	1.21	1.04	(6.75)	2.77
Total from investment operations	.54		1.07	1.48	1.34	(6.52)	3.13
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.29)	(.23)	(.23)	(.22)	(.36)
Distributions from net realized gains	-		-	-	-	(2.61)	(3.24)
Total dividends and distributions	(.12)		(.29)	(.23)	(.23)	(2.83)	(3.60)
Capital Contributions (Note 6):	-		-	- (d)	-	-	-
Net asset value, end of period	$11.06		$10.64	$9.86	$8.61	$7.50	$16.85
Total Return(b):	5.12%		10.96%	17.37%	18.33%	(46.38)%	22.51%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$110		$103	$81	$82	$98	$176
Average net assets (000,000)	$107		$103	$84	$83	$163	$150
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.59%	(e)	.59%	.60%	.62%	.53%	.50%
Expenses, excluding distribution and service (12b-1) fees	.59%	(e)	.59%	.60%	.62%	.53%	.50%
Net investment income	2.87%	(e)	3.09%	2.91%	4.00%	1.84%	2.27%
Portfolio turnover rate	21%	(f)	51%	53%	46%	38%	50%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0228123-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)     It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)     There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:         Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 23, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	July 23, 2012